SHARE-BASED COMPENSATION - Summary of DSU activity (Details) - Deferred share units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	1,018	1,146
Grants (in shares)	150	105
Exercises (in shares)	(82)	(233)
Number of units, end of period (in shares)	1,086	1,018